UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: March 31, 1999
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              Check here if Amendment [ ]; Amendment Number: ______

                        This Amendment (Check only one):
                              |_| is a restatement.
                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: THE ARIES MASTER FUND, a Cayman Islands exempted company
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Address: c/o MeesPierson (Cayman) Limited
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         P.O. Box 2003, British American Centre
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         Phase 3, Dr. Roy's Drive
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         George Town, Grand Cayman
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Form 13F File Number: 28-
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        The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name: Lindsay A. Rosenwald, M.D.
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Title: Chairman of Paramount Capital Asset Management, Inc. Investment Manager
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Phone: (212) 554-4300
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Signature, Place, and Date of Signing:

/s/ Lindsay A. Rosenwald, M.D.
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[Signature]
New York, New York
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[City, State]
5-17-99
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[Date]

Report Type (Check only one):
|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.] Form 13F File Number 28-
                                                       -------------------------
Name Paramount Capital Asset Management, Inc.
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

                              Form 13F Summary Page

                                 Report Summary:



Number of Other Included Managers:

zero (o)
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Form 13F Information Table Entry Total:

N/A
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Form 13F Information Table Value Total:

        $  N/A   (thousands)
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List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE
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

Pursuant to General Instruction 8b to Form 13F, the securities over which The Aries Master Fund, a Cayman Island Exempted Company exercises investement discretion are reported on its behalf on the Form 13F, of even date, filed by Paramount Capital Asset Management, Inc.